Annual Fund Operating Expenses - Institutional Shares - Janus Henderson Global Research Portfolio - Institutional Shares	Apr. 30, 2021
Operating Expenses:
Management Fees	0.74%	[1]
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.84%

[1]	This fee may adjust up or down monthly based on the Portfolio’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Portfolio’s Prospectus.